November 2, 2015

THE DREYFUS/LAUREL FUNDS, INC.

-          Dreyfus Disciplined Stock Fund

Supplement to Summary and Statutory Prospectuses

dated February 27, 2015

The following information supersedes and replaces the second paragraph in “Portfolio Management” in the summary prospectus and “Fund Summary – Portfolio Management” in the statutory prospectus:

John C. Bailer, CFA, and George E. DeFina are the fund's primary portfolio managers, positions they have held since February 2014 and November 2015, respectively. Mr. Bailer is a research analyst, managing director and senior portfolio manager of the U.S. Large Cap Value Strategy at The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus. Mr. DeFina is a director, portfolio manager and senior quantitative research analyst at TBCAM.  Messrs. Bailer and DeFina also are employees of Dreyfus.

The following information supersedes and replaces the third paragraph in “Fund Details - Management” in the statutory prospectus:

John C. Bailer, CFA, and George E. DeFina are the fund's primary portfolio managers, positions they have held since February 2014 and November 2015, respectively. Messrs. Bailer and DeFina are jointly and primarily responsible for managing the fund’s portfolio. Mr. Bailer is a research analyst, managing director and senior portfolio manager of the U.S. Large Cap Value Strategy at TBCAM, where he has been employed since 1992. Mr. DeFina is a director, portfolio manager and senior quantitative research analyst at TBCAM, where he has been employed since 2007. Messrs. Bailer and DeFina also have been employed by Dreyfus since September 2003 and November 2015, respectively, and manage the fund as employees of Dreyfus.

0728STK1115

November 2, 2015

THE DREYFUS/LAUREL FUNDS, INC.

- Dreyfus Disciplined Stock Fund

Dreyfus BNY Mellon Funds, Inc.

-dreyfus Alternative Diversifier Strategies Fund

-Dreyfus Global Emerging Markets Fund

-Dreyfus Yield Enhancement Strategy Fund

DREYFUS INVESTMENT FUNDS

-Dreyfus Diversified Emerging Markets Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

Supplement to Statement of Additional Information dated

November 1, 2014, as revised or amended November 26, 2014,
 January 1, 2015, February 1, 2015, February 27, 2015, March 12, 2015, May 1, 2015,
May 12, 2015, September 1, 2015,  October 1, 2015 and October 6, 2015

The following information supplements the portfolio manager information contained in the section of the Statement of Additional Information entitled “Certain Portfolio Manager Information”:

The following table lists the number and types of accounts (including the funds) advised by each fund's primary portfolio manager(s) and assets under management in those accounts as of the end of the last fiscal year of the funds they manage. If a portfolio manager is a primary portfolio manager for multiple funds with different fiscal year ends, information is provided as of the most recent last fiscal year end of the relevant funds, unless otherwise indicated.

Primary Portfolio Manager[1]	Registered Investment Companies	Total Assets Managed	Other Pooled Investment Vehicles	Total Assets Managed	Other Accounts	Total Assets Managed
David Borah	7	$1.7B	4	$133.2M	11	$571.8M
George DeFina	16	$5.7B	4	$147.7M	7	$402.9M
Julianne McHugh	15	$6.0B	2	$207.4M	29	$1.9B
Caroline Lee-Tsao	0	N/A	0	N/A	0	N/A
Naomi Waistell	0	N/A	0	N/A	0	N/A

1               Because Messrs. Borah and DeFina and Mmes.  Waistell, Lee-Tsao and McHugh became primary portfolio managers  as of November 2, 2015, their information is as of September 30, 2015.

The following table provides information on accounts managed (included within the table above) by each primary portfolio manager that are subject to performance-based advisory fees.

Primary Portfolio Manager[1]	Type of Account	Number of Accounts Subject to Performance Fees	Total Assets of Accounts
David Borah	Other Account	1	$60.7M
George DeFina	None	0	$0
Julianne McHugh	Other Account	1	$8.3M
Caroline Lee-Tsao	None	0	$0
Naomi Waistell	None	0	$0

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The following table lists the dollar range of fund shares beneficially owned by the primary portfolio manager(s) as of the end of the fund's last fiscal year, unless otherwise indicated.

Primary Portfolio Manager[1]	Fund	Dollar Range of Fund Shares Beneficially Owned
David Borah	Dreyfus/The Boston Company Small Cap Growth Fund	None
George DeFina	Dreyfus Disciplined Stock Fund	None
Julianne McHugh	Dreyfus Diversified Emerging Markets Fund
Caroline Lee-Tsao	Dreyfus Alternative Diversifier Strategies Fund	None
	Dreyfus Yield Enhancement Strategy Fund	None
Naomi Waistell	Dreyfus Global Emerging Markets Fund	None

1                      Because Messrs. Borah and DeFina and Mmes.  Waistell, Lee-Tsao and McHugh became primary portfolio managers  as of November 2, 2015, their information is as of September 30, 2015.

GRP5-SAISTK-1115